ADVANCE TO SUPPLIERS (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF ADVANCE TO SUPPLIERS [Table Text Block]
	As of December 31,
	2011	2010
Advance to suppliers	$27,183,336	$36,690,325

	September 30, 2012	December 31, 2011
	(Unaudited)
Advance to suppliers	$77,142,658	$27,183,336